Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Scheudule of Other Current Assets

Other current assets consisted of the following:

	Dec 31, 2024	Dec 31, 2023
Deferred debt discount cost (*)	1,765,724	--
VAT receivable	1,387,455	2,251,049
Prepayments	801,540	846,372
Other	80,678	150,219
Total	4,035,397	3,247,640
(*)	Deferred debt discount cost represents equity incentive shares issued to convertible note holders. Refer to Note 12 for further details.

Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	Dec 31, 2024	Dec 31, 2023
Deferred debt discount cost (*)	2,040,522	--
Total	2,040,522	--

(*)	Deferred debt discount cost represents equity incentive shares issued to convertible note holders. Refer to Note 12 for further details.